CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (13,905)	$ (1,289)	$ (37,731)	$ (15,970)	$ (4,488)
Other comprehensive income (loss):
Hedging losses reclassified to earnings and recognized in interest expense	0	115	221	415	268
Adjustment in fair value of derivatives	0	(11)	(11)	(148)	(745)
Total other comprehensive income (loss)	0	104	210	267	(477)
Comprehensive loss	$ (13,905)	$ (1,185)	$ (37,521)	$ (15,703)	$ (4,965)